Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (2,013,799)	$ (2,673,836)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	565,651	0
Stock issued for compensation	228,000	0
Depreciation and amortization	52,442	56,311
Fair value of warrants issued for services	33,960	937,951
Stock issued for services	17,500	48,000
Change in warrant liability	(294,655)	47,212
Changes in operating assets and liabilities:
Inventory	(180,484)	168,250
Prepaid expenses	96,503	17,075
Lease deposits	1,449	0
Accounts payable and accounts payable – related parties	218,318	(36,389)
Accrued expenses and accrued expenses – related parties	279,435	37,787
Net cash used in operating activities	(995,680)	(1,397,639)
Cash flows from investing activities:
Expenditures for trademark and patents	(18,613)	(31,255)
Net cash used in investing activities	(18,613)	(31,255)
Cash flows from financing activities:
Principal payments on notes payable	(22,553)	(66,819)
Issuance of common stock for cash	675,000	1,160,000
Net cash provided by financing activities	652,447	1,093,181
Effects of foreign currency exchanges rates on cash	(6,821)	(11,075)
Net decrease in cash	(368,667)	(346,788)
Cash as of beginning of the year	398,290	745,078
Cash as of end of the year	29,623	398,290
Supplemental disclosure of cash flow information:
Cash paid for interest	5,728	12,956
Supplemental disclosure of non-cash financing activities:
Financing of insurance premiums	38,141	66,755
Settlement of accounts payable and accrued expenses with notes payable – related party	$ 0	$ 1,617,881